Other Receivables, Prepayments and Deposits	6 Months Ended
Jun. 30, 2024
Other Receivables, Prepayments and Deposits
Other Receivables, Prepayments and Deposits

5.  Other Receivables, Prepayments and Deposits

Other receivables, prepayments and deposits consisted of the following:

	June 30,	December 31,
	2024	2023

	(in US$’000)
Prepayments	7,082	7,108
Interest receivables	2,842	2,936
Deposits	1,057	1,065
Value-added tax receivables	363	2,166
Others	3,370	1,614
	14,714	14,889

No allowance for credit losses has been made for other receivables, prepayments and deposits for the six months ended June 30, 2024 and the year ended December 31, 2023.